Submission	Jul. 15, 2025
Submission [Line Items]
Central Index Key	0001830033
Registrant Name	PureCycle Technologies, Inc.
Registration File Number	333-284634
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES